Leases - Assets Acquired Through Capital Leases (Detail) $ in Thousands	Dec. 31, 2018 MXN ($)
Disclosure of acquisitions and disposals [line items]
Assets acquired through capital leases	$ 7,076,316
Carrying amount [member]
Disclosure of acquisitions and disposals [line items]
Assets acquired through capital leases	7,963,262
Accumulated depreciation and amortization [member]
Disclosure of acquisitions and disposals [line items]
Assets acquired through capital leases	$ (886,946)